UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:18
Form 13F Information Table Value Total:  $ 95,858


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
AMCORE FINANCIAL	COM	023912108	 4,140 	1143732	SH		SOLE		1143732
ASSURED GUARANTY LTD	COM	G0585R106	 5,808 	509500	SH		SOLE		509500
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 14,952 	2185989	SH		SOLE		2185989
COMPUCREDIT CORP	COM	20478N100	 5,161 	933200	SH		SOLE		933200
FIDELITY NATIONAL FINANCIAL	COM	31620R105	 13,340 	751540	SH		SOLE		751540
FIRST HORIZON NATIONAL CORP	COM	320517105	 6,637 	627926	SH		SOLE		627926
FIFTH THIRD BANCORP	COM	316773100	 320 	38700	SH		SOLE		38700
HIGHBURY FINANCIAL INC	COM	42982Y109	 784 	402000	SH		SOLE		402000
HUNTINGTON BANCSHARES INC	COM	446150104	 1,517 	198100	SH		SOLE		198100
LEGG MASON INC	COM	524901105	 2,410 	110000	SH		SOLE		110000
MBIA INC	COM	55262C100	 6,911 	1698000	SH		SOLE		1698000
MBIA INC 	COM	55262C100	 4 	129000	SH	CALL	SOLE		129000
MORGAN STANLEY	COM	617446448	 9,168 	571600	SH		SOLE		571600
OCWEN FINANCIAL CORP	COM	675746309	 16,025 	1745600	SH		SOLE		1745600
PRIMUS GUARANTY LTD	COM	G72457107	 7,617 	6681566	SH		SOLE		6681566
SUN AMERICAN BANCORP 	COM	86664A103	 185 	500000	SH		SOLE		500000
TREE COM INC	COM	894675107	 879 	337908	SH		SOLE		337908
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117	 -   	600000	SH		SOLE		600000